Stable Value Fund (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Schedule of Contract Value of Synthetic Investment Contracts
The following table denotes the contract value of the synthetic investment contracts held by the Plan:

	December 31,
	2025	2024
Synthetic guaranteed investment contracts	$509,340,976	$490,140,648
Total	$509,340,976	$490,140,648